Income Taxes - Details of Income Tax Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Canadian	$ 24	$ 5
Foreign	557	452
Current income tax, Total	581	457
Canadian	(26)	(25)
Foreign	(235)	(195)
Deferred income tax, Total	(261)	(220)
Income tax provision, Total	$ 320	$ 237